Investment Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortized cost	$ 412,631	$ 438,838
Gross unrealized gains	355	236
Gross unrealized losses	35,623	51,071
Estimated fair value	377,363	388,003
U.S Treasuries [Member]
Amortized cost	7,987	7,981
Gross unrealized gains	0	0
Gross unrealized losses	378	724
Estimated fair value	7,609	7,257
U.S. Government sponsored enterprises
Amortized cost	5,545	9,243
Gross unrealized gains	0	0
Gross unrealized losses	343	511
Estimated fair value	5,202	8,732
GSE - Mortgage-backed securities
Amortized cost	227,161	248,837
Gross unrealized gains	202	162
Gross unrealized losses	15,447	23,207
Estimated fair value	211,916	225,792
Private label mortgage backed securities
Amortized cost	42,575	43,118
Gross unrealized gains	153	74
Gross unrealized losses	666	1,425
Estimated fair value	42,062	41,767
State and political subdivisions
Amortized cost	129,363	129,659
Gross unrealized gains	0	0
Gross unrealized losses	18,789	25,204
Estimated fair value	$ 110,574	$ 104,455